UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2021

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

6 Meridian Hedged Equity-Index Option Strategy ETF

6 Meridian Low Beta Equity Strategy ETF

6 Meridian Mega Cap Equity ETF

6 Meridian Small Cap Equity ETF

6 Meridian Quality Growth ETF

Semi-Annual Report

May 31, 2021

6 Meridian

Table of Contents

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 866-SIXM-ETF (749-6383) and on the Commission’s website at https://www.sec.gov.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 95.3%
Communication Services — 2.5%
Charter Communications, Cl A*	4,301	$2,987,174
Facebook, Cl A*	9,028	2,967,774
		5,954,948
Consumer Discretionary — 12.5%
Amazon.com*	862	2,778,286
Home Depot	8,818	2,812,149
Lowe’s	43,851	8,543,491
McDonald’s	12,361	2,891,114
NIKE, Cl B	21,887	2,986,700
Target	41,344	9,381,780
		29,393,520
Consumer Staples — 21.5%
Altria Group	120,389	5,925,547
Coca-Cola	53,443	2,954,863
Colgate-Palmolive	71,829	6,017,833
Costco Wholesale	15,354	5,807,958
Kraft Heinz	69,338	3,022,443
PepsiCo	59,915	8,863,826
Philip Morris International	91,132	8,787,858
Procter & Gamble	21,568	2,908,445
Walmart	40,974	5,819,537
		50,108,310
Financials — 13.0%
American Express	18,810	3,012,045
American International	59,359	3,136,530
Bank of America	71,785	3,042,966
Berkshire Hathaway, Cl B*	10,429	3,018,570
Capital One Financial	38,843	6,245,177
Description	Shares	Fair Value
Financials (continued)
JPMorgan Chase	18,985	$3,118,097
MetLife	90,679	5,926,779
US Bancorp	49,109	2,984,845
		30,485,009
Health Care — 11.6%
AbbVie	76,170	8,622,444
CVS Caremark	74,957	6,479,283
Eli Lilly	31,322	6,256,256
Johnson & Johnson	17,626	2,983,201
UnitedHealth Group	7,175	2,955,526
		27,296,710
Industrials — 7.6%
3M	29,320	5,953,133
Caterpillar	12,762	3,076,663
FedEx	9,561	3,009,898
General Dynamics	15,189	2,884,543
United Parcel Service, Cl B	13,722	2,944,741
		17,868,978
Information Technology — 19.1%
Adobe*	5,784	2,918,491
Broadcom	12,937	6,110,532
Cisco Systems	113,802	6,020,126
Intel	50,848	2,904,438
International Business Machines	40,232	5,782,948
NVIDIA	4,908	3,189,120
Oracle	75,304	5,929,437
PayPal Holdings*	11,239	2,922,365
QUALCOMM	42,374	5,700,998
Texas Instruments	16,286	3,091,409
		44,569,864
Materials — 2.6%
Dow	90,214	6,172,442
Utilities — 4.9%
Duke Energy	57,823	5,795,021
Southern	88,166	5,635,571
		11,430,592
Total Common Stock (Cost $192,976,193)		223,280,373
EXCHANGE-TRADED FUND — 4.9%
SPDR S&P 500 ETF Trust	27,484	11,544,379
Total Exchange-Traded Fund (Cost $10,666,770)		11,544,379

The accompanying notes are an integral part of the financial statements.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2021 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.03%	716,479	$716,479
Total Short-Term Investment (Cost $716,479)		716,479
Total Investments — 100.5% (Cost $204,359,442)		$235,541,231
WRITTEN OPTIONS(A) — -0.6%
Total Written Options (Premiums Received ($2,848,537))		(1,371,864)

Percentages are based on Net Assets of $234,458,933.

Description	Number of Contracts	Notional Amount@	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
SPX Short Index Option*	(404)	$2,304,839	$4,250	06/19/21	$(943,744)
SPX Short Index Option*	(154)	543,698	4,240	06/19/21	(428,120)
					(1,371,864)
Total Written Options (Premiums Received $2,848,537)					(1,371,864)

*       Non-income producing security.

(A)   Refer to table below for details on Options Contracts

@      Represents Premiums Received.

Cl       — Class

ETF    — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

SPX    — Standard & Poor’s 500 Index

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Communication Services — 6.0%
Activision Blizzard	5,256	$511,146
Cable One	229	415,763
Charter Communications, Cl A*	795	552,151
Cincinnati Bell*	32,128	494,771
Cogent Communications Holdings	8,200	619,920
Electronic Arts	3,462	494,824
John Wiley & Sons, Cl A	10,247	649,456
Netflix*	904	454,540
New York Times, Cl A	9,543	408,631
Spok Holdings	42,127	491,622
Take-Two Interactive Software*	2,408	446,828
TechTarget*	5,953	418,555
TEGNA	29,955	580,828
Verizon Communications	8,910	503,326
World Wrestling Entertainment, Cl A	8,636	482,234
		7,524,595
Consumer Discretionary — 9.8%
Adtalem Global Education*	12,467	453,549
Amazon.com*	132	425,445
American Public Education*	16,855	471,940
Core-Mark Holding	15,363	704,547
Dollar General	2,482	503,747
Dollar Tree*	4,647	453,083
Domino’s Pizza	1,296	553,223
Dorman Products*	5,111	523,264
eBay	8,402	511,514
Gentex	14,091	500,231
Grand Canyon Education*	5,532	503,080
Description	Shares	Fair Value
Consumer Discretionary (continued)
Liquidity Services*	22,598	$540,318
Murphy USA	3,784	510,121
Ollie’s Bargain Outlet Holdings*	5,329	460,639
Papa John’s International	4,890	459,416
Perdoceo Education*	39,183	477,641
Service International	9,559	506,818
Shutterstock	7,309	663,292
Stamps.com*	2,048	384,369
Strategic Education	5,491	388,982
Sturm Ruger	7,416	585,419
Target	2,626	595,891
Tractor Supply	3,358	610,149
Wingstop	3,240	462,283
		12,248,961
Consumer Staples — 19.7%
Altria Group	11,619	571,887
BJ’s Wholesale Club Holdings*	11,438	512,308
Boston Beer, Cl A*	456	482,521
Cal-Maine Foods	12,776	446,010
Campbell Soup	10,364	504,416
Casey’s General Stores	2,614	577,276
Central Garden & Pet, Cl A*	10,981	603,186
Church & Dwight	5,872	503,407
Clorox	2,385	421,501
Coca-Cola	10,004	553,121
Coca-Cola Consolidated	1,818	736,145
Colgate-Palmolive	6,179	517,677
Conagra Brands	14,102	537,286
Costco Wholesale	1,371	518,608
Flowers Foods	21,687	522,440
Fresh Del Monte Produce	19,756	661,234
General Mills	8,594	540,219
Grocery Outlet Holding*	11,951	407,171
Hain Celestial Group*	11,850	483,006
Hershey	3,324	575,218
Hormel Foods	10,186	494,428
J M Smucker	4,254	567,016
John B Sanfilippo & Son	5,843	545,210
Kellogg	8,405	550,443
Kroger	14,378	531,698
Lancaster Colony	2,721	507,929
Medifast	1,979	657,523
MGP Ingredients	7,860	547,763
National Beverage	8,004	399,640
Nu Skin Enterprises, Cl A	8,168	491,387
Pilgrim’s Pride*	23,587	567,031

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2021 (Unaudited) (Continued)

Description	Shares	Fair Value
Consumer Staples (continued)
Post Holdings*	5,159	$596,019
PriceSmart	5,075	448,123
Procter & Gamble	3,778	509,463
Sanderson Farms	3,432	558,558
Simply Good Foods*	16,906	583,764
SpartanNash	26,367	552,916
Sprouts Farmers Market*	22,253	591,929
Tootsie Roll Industries	15,703	491,347
TreeHouse Foods*	11,962	582,669
Universal	10,478	587,188
USANA Health Sciences*	5,888	622,597
Vector Group	40,927	562,746
Walgreens Boots Alliance	9,980	525,547
Walmart	3,453	490,430
WD-40	1,610	394,128
		24,632,129
Energy — 0.3%
Cabot Oil & Gas	25,782	422,825
Financials — 5.0%
Aon PLC, Cl A	2,378	602,514
Brown & Brown	11,161	586,176
Employers Holdings	15,961	673,554
EZCORP, Cl A*	101,943	749,281
HCI Group	8,665	698,052
MarketAxess Holdings	853	397,959
Mercury General	9,181	583,912
Progressive	5,602	555,046
RenaissanceRe Holdings	3,141	484,091
Safety Insurance Group	6,600	561,726
Trupanion*	4,172	376,189
		6,268,500
Health Care — 24.6%
AbbVie	4,554	515,513
ABIOMED*	1,495	425,447
Addus HomeCare*	4,107	394,970
Alexion Pharmaceuticals*	3,151	556,309
Amedisys*	1,669	431,220
Amgen	2,046	486,825
AMN Healthcare Services*	6,593	584,800
Amphastar Pharmaceuticals*	26,511	501,588
Baxter International	6,308	518,013
Becton Dickinson	1,862	450,399
Bio-Rad Laboratories, Cl A*	817	492,136
Bio-Techne	1,311	542,531
Bristol-Myers Squibb	7,870	517,216
Cara Therapeutics*	22,136	300,828
Description	Shares	Fair Value
Health Care (continued)
Cardiovascular Systems*	11,330	$444,023
Cerner	6,119	478,812
Chemed	947	465,299
Corcept Therapeutics*	16,808	363,053
CVS Caremark	6,667	576,295
Danaher	2,037	521,757
DaVita*	4,407	529,148
Eagle Pharmaceuticals*	10,490	415,614
Eli Lilly	2,468	492,958
Emergent BioSolutions*	4,125	250,181
Enanta Pharmaceuticals*	9,242	449,716
Exelixis*	21,342	481,262
Gilead Sciences	7,567	500,254
Globus Medical, Cl A*	7,819	563,437
Haemonetics*	3,757	212,120
HealthStream*	20,138	527,213
Hill-Rom Holdings	5,138	571,757
ICU Medical*	2,309	480,411
Incyte*	5,364	449,396
Inogen*	9,487	586,391
Integra LifeSciences Holdings*	7,339	506,758
Jazz Pharmaceuticals*	3,217	573,044
Johnson & Johnson	3,034	513,505
Lannett*	65,288	280,738
LHC Group*	2,439	480,117
Luminex	16,592	612,079
Masimo*	1,876	404,466
Merck	6,306	478,562
Meridian Bioscience*	20,847	432,784
Mesa Laboratories	1,721	423,469
ModivCare*	2,921	430,059
Molina Healthcare*	2,306	579,636
Neogen*	6,026	556,260
Omnicell*	3,863	536,956
Penumbra*	1,998	497,722
PerkinElmer	3,486	505,714
Pfizer	14,007	542,491
Prestige Consumer Healthcare*	11,917	594,302
Quest Diagnostics	3,848	506,666
Quidel*	2,048	241,889
Regeneron Pharmaceuticals*	984	494,391
Repligen*	2,276	415,620
Simulations Plus	5,751	303,538
STAAR Surgical*	4,441	648,520
Supernus Pharmaceuticals*	16,542	493,779
Thermo Fisher Scientific	967	454,007
United Therapeutics*	2,868	533,161
Vanda Pharmaceuticals*	34,263	606,113

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2021 (Unaudited) (Continued)

Description	Shares	Fair Value
Health Care (continued)
Viatris, Cl W*	26,991	$411,343
West Pharmaceutical Services	1,668	579,647
		30,714,228
Industrials — 11.7%
3M	2,771	562,624
A O Smith	8,525	605,872
AAON	6,455	427,644
Aerojet Rocketdyne Holdings	10,314	499,713
CH Robinson Worldwide	5,604	543,700
CoreLogic	6,033	479,624
Expeditors International of Washington	5,358	673,448
Exponent	5,600	510,888
FTI Consulting*	4,410	606,596
Heartland Express	25,945	470,902
Heidrick & Struggles International	16,085	692,297
Hub Group, Cl A*	8,808	614,886
Knight-Swift Transportation Holdings, Cl A	12,076	576,387
Landstar System	3,382	576,631
Marten Transport	29,251	499,022
MSC Industrial Direct, Cl A	5,962	562,813
National Presto Industries	5,085	515,721
Northrop Grumman	1,609	588,685
Park Aerospace	35,720	550,802
Rollins	13,338	454,692
Toro	5,070	563,226
TrueBlue*	24,840	673,909
Valmont Industries	2,349	582,552
Waste Management	4,346	611,396
Watsco	1,988	579,303
Werner Enterprises	12,181	584,566
		14,607,899
Information Technology — 11.6%
Akamai Technologies*	4,368	498,869
Alarm.com Holdings*	5,058	414,149
Broadridge Financial Solutions	3,366	536,810
CDK Global	9,351	489,431
Ciena*	9,038	477,839
Citrix Systems	3,675	422,478
CommVault Systems*	7,577	577,140
Concentrix*	4,461	681,284
CSG Systems International	11,066	487,347
Daktronics*	98,651	666,880
DSP Group*	29,266	460,062
F5 Networks*	2,492	462,092
Description	Shares	Fair Value
Information Technology (continued)
Fabrinet*	5,803	$520,471
J2 Global*	4,781	595,378
Jack Henry & Associates	3,267	503,608
Juniper Networks	20,063	528,259
Knowles*	24,103	495,076
MAXIMUS	6,433	596,146
NETGEAR*	11,740	456,451
OneSpan*	20,319	531,342
OSI Systems*	5,416	521,886
PC Connection	9,980	486,924
Progress Software	11,765	524,366
PTC*	3,522	472,441
Qualys*	3,911	378,115
SPS Commerce*	4,706	441,705
Teradata*	17,721	848,304
Tyler Technologies*	1,131	455,974
		14,530,827
Materials — 3.0%
AptarGroup	3,574	526,486
Balchem	4,353	570,242
NewMarket	1,197	410,846
Newmont	8,290	609,150
Royal Gold	4,616	571,322
Silgan Holdings	13,245	558,012
Stepan	4,110	553,453
		3,799,511
Real Estate — 3.1%
Apartment Income‡	12,333	574,471
CoreSite Realty‡	3,584	434,560
Extra Space Storage‡	4,203	629,652
Healthcare Realty Trust‡	16,009	485,713
Life Storage‡	5,834	580,133
National Storage Affiliates Trust‡	13,118	604,740
Public Storage‡	2,107	595,185
		3,904,454
Utilities — 4.8%
Alliant Energy	9,942	568,185
American Electric Power	6,000	516,000
American States Water	6,119	485,665
Avista	13,080	592,917
California Water Service Group	8,743	496,952
CMS Energy	8,528	535,047
Duke Energy	5,000	501,100
Hawaiian Electric Industries	14,466	622,761
IDACORP	5,559	544,504

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2021 (Unaudited) (Concluded)

Description	Shares	Fair Value
Utilities (continued)
National Fuel Gas	12,038	$624,652
WEC Energy Group	5,587	524,675
		6,012,458
Total Common Stock (Cost $105,224,961)		124,666,387
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 0.03%	444,538	444,538
Total Short-Term Investment (Cost $444,538)		444,538
Total Investments — 100.0% (Cost $105,669,499)		$125,110,925

Percentages are based on Net Assets of $125,057,622.

‡      Real Estate Investment Trust

*       Non-income producing security.

Cl     — Class

PLC  — Public Limited Company

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 2.7%
Charter Communications, Cl A*	2,854	$1,982,189
Facebook, Cl A*	5,993	1,970,079
		3,952,268
Consumer Discretionary — 13.1%
Amazon.com*	571	1,840,373
Home Depot	5,854	1,866,899
Lowe’s	29,114	5,672,280
McDonald’s	8,208	1,919,769
NIKE, Cl B	14,532	1,983,037
Target	27,451	6,229,181
		19,511,539
Consumer Staples — 22.3%
Altria Group	79,932	3,934,253
Coca-Cola	35,483	1,961,855
Colgate-Palmolive	47,693	3,995,720
Costco Wholesale	10,195	3,856,463
Kraft Heinz	46,038	2,006,796
PepsiCo	39,779	5,884,905
Philip Morris International	60,506	5,834,594
Procter & Gamble	14,320	1,931,052
Walmart	27,206	3,864,068
		33,269,706
Financials — 13.6%
American Express	12,489	1,999,864
American International	39,412	2,082,530
Bank of America	47,661	2,020,350
Berkshire Hathaway, Cl B*	6,925	2,004,372
Capital One Financial	25,790	4,146,516
JPMorgan Chase	12,606	2,070,409
MetLife	60,204	3,934,934
US Bancorp	32,604	1,981,671
		20,240,646
Description	Shares	Fair Value
Health Care — 12.2%
AbbVie	50,571	$5,724,637
CVS Caremark	49,767	4,301,859
Eli Lilly	20,796	4,153,793
Johnson & Johnson	11,702	1,980,564
UnitedHealth Group	4,763	1,961,975
		18,122,828
Industrials — 8.0%
3M	19,468	3,952,783
Caterpillar	8,472	2,042,430
FedEx	6,347	1,998,099
General Dynamics	10,085	1,915,242
United Parcel Service, Cl B	9,111	1,955,221
		11,863,775
Information Technology — 19.9%
Adobe*	3,841	1,938,092
Broadcom	8,591	4,057,787
Cisco Systems	75,558	3,997,018
Intel	33,761	1,928,428
International Business Machines	26,712	3,839,583
NVIDIA	3,258	2,116,983
Oracle	49,997	3,936,764
PayPal Holdings*	7,462	1,940,269
QUALCOMM	28,134	3,785,148
Texas Instruments	10,813	2,052,524
		29,592,596
Materials — 2.8%
Dow	59,897	4,098,153
Utilities — 5.1%
Duke Energy	38,391	3,847,546
Southern	58,537	3,741,685
		7,589,231
Total Common Stock (Cost $128,974,933)		148,240,742

The accompanying notes are an integral part of the financial statements.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2021 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.03%	451,384	$451,384
Total Short-Term Investment (Cost $451,384)		451,384
Total Investments — 100.0% (Cost $129,426,317)		$148,692,126

Percentages are based on Net Assets of $148,634,800

*       Non-income producing security.

Cl — Class

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Communication Services — 3.9%
Cincinnati Bell*	35,564	$547,686
Cogent Communications Holdings	9,081	686,524
Consolidated Communications Holdings*	97,755	914,986
		2,149,196
Consumer Discretionary — 20.4%
American Public Education*	18,668	522,704
Asbury Automotive Group*	3,683	730,302
Century Communities	11,164	908,526
Conn’s*	37,099	860,326
Cooper Tire & Rubber	14,012	832,033
Dorman Products*	5,666	580,085
Group 1 Automotive	3,795	605,227
Haverty Furniture	16,910	776,845
La-Z-Boy, Cl Z	14,100	581,343
M/I Homes*	10,834	764,014
MarineMax*	12,791	657,841
Meritage Homes*	6,333	681,874
Perdoceo Education*	43,385	528,863
Shutterstock	8,097	734,802
Stamps.com*	2,279	427,723
Sturm Ruger	8,208	647,940
Zumiez*	12,101	530,266
		11,370,714
Consumer Staples — 12.2%
Cal-Maine Foods	14,144	493,767
Central Garden & Pet, Cl A*	12,157	667,784
Coca-Cola Consolidated	2,013	815,104
Fresh Del Monte Produce	21,874	732,123
John B Sanfilippo & Son	6,472	603,902
Description	Shares	Fair Value
Consumer Staples (continued)
National Beverage*	8,858	$442,280
SpartanNash	58,641	1,229,702
Universal	11,610	650,624
USANA Health Sciences*	6,532	690,694
WD-40	1,798	440,150
		6,766,130
Energy — 1.1%
Dorian LPG*	41,172	585,054
Financials — 17.4%
American Equity Investment Life Holding	18,095	551,898
Axos Financial*	12,866	609,977
BankUnited	14,996	716,659
Customers Bancorp*	23,307	882,170
Encore Capital Group*	16,915	782,995
Enova International*	22,512	852,530
Green Dot, Cl A*	9,945	403,668
HCI Group	9,598	773,214
Meta Financial Group	13,250	702,383
Mr Cooper Group*	18,770	649,254
Piper Sandler	5,617	715,943
Preferred Bank	10,729	732,683
Stewart Information Services	11,534	696,077
World Acceptance*	4,038	648,543
		9,717,994
Health Care — 16.6%
Addus HomeCare*	4,559	438,439
AMN Healthcare Services*	7,303	647,776
Amphastar Pharmaceuticals*	29,348	555,264
Cara Therapeutics*	24,686	335,483
Coherus Biosciences*	31,299	411,895
Corcept Therapeutics*	18,611	401,998
Eagle Pharmaceuticals*	11,623	460,503
Enanta Pharmaceuticals*	10,235	498,035
HealthStream*	22,289	583,526
Innoviva*	43,415	583,931
Lannett*	72,271	310,765
Luminex	18,367	677,559
Meridian Bioscience*	23,092	479,390
Mesa Laboratories	1,913	470,713
Prestige Consumer Healthcare*	13,195	658,034
Select Medical Holdings	19,900	797,393
Simulations Plus	6,377	336,578
Supernus Pharmaceuticals*	18,323	546,942
		9,194,224
The accompanying notes are an integral part of the financial statements.

6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2021 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials — 14.0%
Apogee Enterprises	15,056	$572,279
Boise Cascade	10,917	720,413
Exponent	6,213	566,812
Greenbrier	14,157	628,712
Heartland Express	28,722	521,304
Hub Group, Cl A*	9,759	681,276
Meritor*	17,899	465,374
National Presto Industries	5,632	571,197
Powell Industries	18,816	646,518
TrueBlue*	27,511	746,373
Veritiv*	26,850	1,649,127
		7,769,385
Information Technology — 8.1%
Alarm.com Holdings*	5,597	458,282
CSG Systems International	12,260	539,931
DSP Group*	32,406	509,422
OneSpan*	22,496	588,271
PC Connection	11,053	539,276
Progress Software	13,031	580,792
Sanmina*	16,353	688,625
SPS Commerce*	5,348	501,963
Technologies*	7,667	98,525
		4,505,087
Materials — 5.2%
Clearwater Paper*	13,545	386,439
FutureFuel	37,828	388,494
Koppers Holdings*	15,349	532,149
TimkenSteel*	105,582	1,599,568
		2,906,650
Utilities — 1.0%
American States Water	6,777	537,890
Total Common Stock (Cost $45,082,551)		55,502,324
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, CI Institutional, 0.03%	38,548	$38,548
Total Short-Term Investment (Cost $38,548)		38,548
Total Investments — 100.0% (Cost $45,121,099)		$55,540,872

Percentages are based on Net Assets of $55,527,033

*       Non-income producing security.

Cl — Class

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 100.0%
Communication Services — 8.9%
Cargurus, Cl A*	294	$8,297
Electronic Arts	749	107,054
Facebook, Cl A*	644	211,702
Take-Two Interactive Software*	301	55,854
		382,907
Consumer Discretionary — 23.8%
Amazon.com*	56	180,492
Crocs*	168	17,008
Deckers Outdoor*	70	23,481
Lowe’s	903	175,931
Lululemon Athletica*	336	108,572
O’Reilly Automotive*	182	97,392
Papa John’s International	77	7,234
Pool	105	45,838
Shutterstock	56	5,082
Skyline Champion*	140	7,091
Sturm Ruger	42	3,315
TJX	2,429	164,055
Tractor Supply	308	55,964
Wayfair, Cl A*	252	77,248
Williams-Sonoma	189	32,043
XPEL*	42	3,444
YETI Holdings*	210	18,396
		1,022,586
Consumer Staples — 7.4%
Boston Beer, Cl A*	28	29,628
Clorox	329	58,144
Hershey	553	95,696
Lancaster Colony	49	9,147
Medifast	28	9,303
Monster Beverage*	994	93,705
Description	Shares	Fair Value
Consumer Staples (continued)
Sprouts Farmers Market*	308	$8,193
USANA Health Sciences*	28	2,961
WD-40	35	8,568
		315,345
Financials — 8.1%
Green Dot, Cl A*	140	5,683
Houlihan Lokey, Cl A	182	13,630
MarketAxess Holdings	98	45,721
Moelis, Cl A	196	10,523
PJT Partners	98	7,136
Progressive	1,533	151,890
T Rowe Price Group	588	112,514
		347,097
Health Care — 13.7%
ABIOMED*	119	33,865
Agios Pharmaceuticals*	175	9,762
Amedisys*	84	21,704
Apollo Medical Holdings*	84	2,930
Blueprint Medicines*	147	13,428
Cerner	805	62,991
Chemed	35	17,197
Corcept Therapeutics*	280	6,048
Exelixis*	854	19,258
Hologic*	686	43,259
Karuna Therapeutics*	56	6,262
LHC Group*	77	15,157
Masimo*	133	28,675
Merit Medical Systems*	140	8,448
Mettler-Toledo International*	56	72,853
Neurocrine Biosciences*	252	24,247
R1 RCM*	301	6,968
Sage Therapeutics*	133	9,257
Veeva Systems, Cl A*	406	118,284
West Pharmaceutical Services	196	68,111
		588,704
Industrials — 10.8%
AAON	105	6,956
Copart*	567	73,150
Expeditors International of Washington	441	55,429
Exponent	133	12,133
Fastenal	1,582	83,909
Graco	441	33,392
Kforce	49	3,073
Landstar System	98	16,709
Old Dominion Freight Line	280	74,327
Rollins	602	20,522

The accompanying notes are an integral part of the financial statements.

6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2021 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Simpson Manufacturing	112	$12,580
Toro	287	31,883
Trex*	315	30,684
Vicor*	77	6,936
		461,683
Information Technology — 26.8%
Accenture, Cl A	644	181,712
Adobe*	427	215,455
Appfolio, Cl A*	77	10,387
Arista Networks*	140	47,513
Aspen Technology*	182	24,838
Blackbaud*	126	8,907
Booz Allen Hamilton Holding, Cl A	357	30,320
Cadence Design Systems*	735	93,338
EPAM Systems*	147	70,207
Evo Payments, Cl A*	210	6,014
Manhattan Associates*	168	22,845
Monolithic Power Systems	112	38,429
SPS Commerce*	91	8,541
Texas Instruments	1,015	192,668
Ubiquiti	14	4,221
Zoom Video Communications, Cl A*	574	190,297
		1,145,692
Materials — 0.4%
Louisiana-Pacific	273	18,348
Real Estate — 0.1%
eXp World Holdings*	189	6,097
Total Common Stock (Cost $4,215,687)		4,288,459
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency, CI Institutional, 0.03%	266	$266
Total Short-Term Investment (Cost $266)		266
Total Investments — 100.0% (Cost $4,215,953)		$4,288,725

Percentages are based on Net Assets of $4,288,989.

*       Non-income producing security.

Cl — Class

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

May 31, 2021 (Unaudited)

	6 Meridian Hedged Equity-Index Option Strategy ETF	6 Meridian Low Beta Equity Strategy ETF	6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$204,359,442	$105,669,499	$129,426,317
Investments at Fair Value	$235,541,231	$125,110,925	$148,692,126
Cash and Cash Equivalents	368,876	—	965
Dividends Receivable	511,925	122,205	340,084
Prepaid Expenses	9,449	2,891	4,000
Total Assets	236,431,481	125,236,021	149,037,175

Liabilities:
Options Written, at Value(Premium Received $2,848,537, $— and $—, respectively)	1,371,864	—	—
Income Distributions Payable	391,009	63,189	265,193
Advisory Fees Payable	123,281	63,756	77,391
Payable due to Administrator	13,941	7,316	8,881
Payable for Trustees’ Fee	7,504	3,192	4,566
Chief Compliance Officer Fees Payable	2,252	957	1,370
Payable for Offering Costs	1,792	941	1,142
Other Accrued Expenses	60,905	39,048	43,832
Total Liabilities	1,972,548	178,399	402,375

Net Assets	$234,458,933	$125,057,622	$148,634,800

Net Assets Consist of:
Paid-in Capital	$206,584,719	$98,543,466	$117,233,062
Total Distributable Earnings	27,874,214	26,514,156	31,401,738
Net Assets	$234,458,933	$125,057,622	$148,634,800
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,875,000	3,700,000	4,400,000
Net Asset Value, Offering and Redemption Price Per Share	$29.77	$33.80	$33.78

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

May 31, 2021 (Unaudited) (Concluded)

	6 Meridian Small Cap Equity ETF	6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$45,121,099	$4,215,953
Investments at Fair Value	$55,540,872	$4,288,725
Cash and Cash Equivalents	—	1,068
Dividends Receivable	127,789	990
Receivable due from Advisor	—	1,306
Total Assets	55,668,661	4,292,089

Liabilities:
Income Distributions Payable	82,996	—
Advisory Fees Payable	27,983	—
Audit Expenses	8,171	1,675
Transfer Agent Fees Payable	7,179	1,034
Payable due to Administrator	3,211	125
Payable for Trustees’ Fee	1,255	13
Payable for Offering Costs	413	—
Chief Compliance Officer Fees Payable	376	4
Other Accrued Expenses	10,044	249
Total Liabilities	141,628	3,100

Net Assets	$55,527,033	$4,288,989

Net Assets Consist of:
Paid-in Capital	$35,987,766	$4,216,936
Total Distributable Earnings	19,539,267	72,053
Net Assets	$55,527,033	$4,288,989
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,150,000	175,000
Net Asset Value, Offering and Redemption Price Per Share	$48.28	$24.51

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the six months ended May 31, 2021 (Unaudited)

	6 Meridian Hedged Equity-Index Option Strategy ETF		6 Meridian Low Beta Equity Strategy ETF		6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$2,879,186		$808,991		$1,760,026
Total Investment Income	2,879,186		808,991		1,760,026

Expenses:
Advisory Fees	655,918		335,595		401,904
Interest Expense on Broker Account	47,129		—		—
Chief Compliance Officer Fees	6,536		3,160		3,976
Administration Fees	75,269		38,511		46,120
Trustees’ Fees	21,787		10,534		13,252
Transfer Agent Fees	8,491		13,802		13,809
Printing Fees	4,595		2,231		2,825
Custodian Fees	9,850		4,575		5,795
Pricing Fees	857		1,482		587
Offering Costs	9,677		4,951		5,930
Legal Fees	7,654		3,880		4,756
Audit Fees	8,671		8,671		8,671
Registration Fees	9,847		6,274		7,239
Other Fees	19,919		9,783		12,571
Total Expenses	886,200		443,449		527,435

Net Investment Income	1,992,986		365,542		1,232,591

Net Realized Gain (Loss) on:
Investments	24,804,243	(1)	7,503,084	(1)	14,055,160	(1)
Written Options	(17,540,023)		—		—

Net Change in Unrealized Appreciation on:
Investments	8,475,504		9,736,708		6,224,766
Written Options	8,917,731		—		—
Net Realized and Change in Unrealized Gain on Investments	24,657,455		17,239,792		20,279,926

Net Increase in Net Assets Resulting from Operations	$26,650,441		$17,605,334		$21,512,517

(1)          Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the six months ended May 31, 2021 (Unaudited) (Concluded)

	6 Meridian Small Cap Equity ETF		6 Meridian Quality Growth ETF(1)
Investment Income:
Dividend Income	$441,165		$1,079
Less: Foreign Taxes Withheld	—		(6)
Total Investment Income	441,165		1,073

Expenses:
Advisory Fees	136,247		1,093
Chief Compliance Officer Fees	1,283		4
Administration Fees	15,635		125
Trustees’ Fees	4,277		13
Transfer Agent Fees	13,624		1,034
Printing Fees	935		4
Custodian Fees	1,227		145
Pricing Fees	492		58
Offering Costs	2,010		—
Legal Fees	1,651		4
Audit Fees	8,671		1,675
Registration Fees	4,395		13
Other Fees	4,422		24
Total Expenses	194,869		4,192
Less: Management Fee Waiver	—		(2,400)

Net Investment Income (Loss)	246,296		(719)

Net Realized Gain (Loss) on:
Investments	9,542,918	(2)	—

Net Change in Unrealized Appreciation on:
Investments	4,019,615		72,772
Net Realized and Change in Unrealized Gain on Investments	13,562,533		72,772

Net Increase in Net Assets Resulting from Operations	$13,808,829		$72,053

(1)          Commenced operations on May 10, 2021.

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets

	6 Meridian Hedged Equity-Index Option Strategy ETF
	Six Months Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$1,992,986	$1,739,740
Net Realized Gain on Investments	24,804,243 (2)	4,649,180 (2)
Net Realized Loss on Written Options	(17,540,023)	(8,891,980)
Net Change in Unrealized Appreciation on Investments	8,475,504	22,706,285
Net Change in Unrealized Appreciation/(Depreciation) on Written Options	8,917,731	(7,441,058)
Net Increase in Net Assets Resulting from Operations	26,650,441	12,762,167

Distributions:	(1,977,409)	(1,754,443)

Capital Share Transactions:
Issued	179,519,297	252,773,238
Redeemed	(172,257,349)	(61,257,009)
Increase in Net Assets from Capital Share Transactions	7,261,948	191,516,229

Total Increase in Net Assets	31,934,980	202,523,953

Net Assets:
Beginning of Period	202,523,953	—
End of Period	$234,458,933	$202,523,953

Share Transactions:
Issued	6,475,000	9,975,000
Redeemed	(6,200,000)	(2,375,000)
Net Increase in Shares Outstanding from Share Transactions	275,000	7,600,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	6 Meridian Low Beta Equity Strategy ETF
	Six Months Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$365,542	$292,343
Net Realized Gain on Investments	7,503,084 (2)	737,982 (2)
Net Change in Unrealized Appreciation on Investments	9,736,708	9,704,718
Net Increase in Net Assets Resulting from Operations	17,605,334	10,735,043

Distributions:	(381,817)	(263,570)

Capital Share Transactions:
Issued	33,074,529	91,283,818
Redeemed	(18,523,027)	(8,472,688)
Increase in Net Assets from Capital Share Transactions	14,551,502	82,811,130

Total Increase in Net Assets	31,775,019	93,282,603

Net Assets:
Beginning of Period	93,282,603	—
End of Period	$125,057,622	$93,282,603

Share Transactions:
Issued	1,025,000	3,575,000
Redeemed	(575,000)	(325,000)
Net Increase in Shares Outstanding from Share Transactions	450,000	3,250,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	6 Meridian Mega Cap Equity ETF
	Six Months Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$1,232,591	$960,570
Net Realized Gain on Investments	14,055,160 (2)	2,395,786 (2)
Net Change in Unrealized Appreciation on Investments	6,224,766	13,041,043
Net Increase in Net Assets Resulting from Operations	21,512,517	16,397,399

Distributions:	(1,325,199)	(969,400)

Capital Share Transactions:
Issued	110,531,385	135,504,988
Redeemed	(97,910,834)	(35,106,056)
Increase in Net Assets from Capital Share Transactions	12,620,551	100,398,932

Total Increase in Net Assets	32,807,869	115,826,931

Net Assets:
Beginning of Period	115,826,931	—
End of Period	$148,634,800	$115,826,931

Share Transactions:
Issued	3,550,000	5,275,000
Redeemed	(3,125,000)	(1,300,000)
Net Increase in Shares Outstanding from Share Transactions	425,000	3,975,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	6 Meridian Small Cap Equity ETF
	Six Months Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$246,296	$96,520
Net Realized Gain on Investments	9,542,918 (2)	499,974 (2)
Net Change in Unrealized Appreciation on Investments	4,019,615	6,400,158
Net Increase in Net Assets Resulting from Operations	13,808,829	6,996,652

Distributions:	(248,759)	(87,651)

Capital Share Transactions:
Issued	30,638,729	31,826,851
Redeemed	(21,094,916)	(6,312,702)
Increase in Net Assets from Capital Share Transactions	9,543,813	25,514,149

Total Increase in Net Assets	23,103,883	32,423,150

Net Assets:
Beginning of Period	32,423,150	—
End of Period	$55,527,033	$32,423,150

Share Transactions:
Issued	725,000	1,150,000
Redeemed	(500,000)	(225,000)
Net Increase in Shares Outstanding from Share Transactions	225,000	925,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Concluded)

6 Meridian Quality Growth ETF
Period Ended May 31, 2021 (Unaudited)(1)
Operations:
Net Investment Loss	$(719)
Net Change in Unrealized Appreciation on Investments	72,772
Net Increase in Net Assets Resulting from Operations	72,053

Capital Share Transactions:
Issued	4,216,936
Increase in Net Assets from Capital Share Transactions	4,216,936

Total Increase in Net Assets	4,288,989

Net Assets:
Beginning of Period	—
End of Year or Period	$4,288,989

Share Transactions:
Issued	175,000
Net Increase in Shares Outstanding from Share Transactions	175,000

(1)          Commenced operations on May 10, 2021

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Financial Highlights

Selected Per Share Data & Ratios
Six Months or Period Ended May 31, 2021 (Unaudited) and Period Ended November 30.
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
6 Meridian Hedged Equity-Index Option Strategy ETF
2021†	$26.65	$0.26	$3.12	$3.38	$(0.26)	$—	$(0.26)	$29.77	$29.79	12.74%	$234,459	0.82	%(7)	0.82	%(7)	1.85	%(7)	82%
2020(3)	25.34	0.25	1.30	1.55	(0.24)	—	(0.24)	26.65	26.56	6.14	202,524	0.87	(4)(5)	0.87	(4)(5)	1.71	(4)(5)	49
6 Meridian Low Beta Equity Strategy ETF
2021†	$28.70	$0.11	$5.10	$5.21	$(0.11)	$—	$(0.11)	$33.80	$33.85	18.18%	$125,058	0.81%		0.81%		0.66%		16%
2020(3)	25.54	0.10	3.15	3.25	(0.09)	—	(0.09)	28.70	28.70	12.72	93,283	0.88	(4)	0.88	(4)	0.65	(4)	13
6 Meridian Mega Cap Equity ETF
2021†	$29.14	$0.29	$4.67	$4.96	$(0.29)	$(0.03)	$(0.32)	$33.78	$33.78	17.09%	$148,635	0.80%		0.80%		1.87%		77%
2020(3)	25.38	0.27	3.74	4.01	(0.25)	—	(0.25)	29.14	29.12	15.88	115,827	0.86	(4)	0.86	(4)	1.72	(4)	38
6 Meridian Small Cap Equity ETF
2021†	$35.05	$0.24	$13.23	$13.47	$(0.24)	$—	$(0.24)	$48.28	$48.29	38.51%	$55,527	0.87%		0.87%		1.10%		45%
2020(3)	26.43	0.13	8.60	8.73	(0.11)	—	(0.11)	35.05	35.01	33.11	32,423	1.00	(4)	1.10	(4)	0.76	(4)	29
6 Meridian Quality Growth ETF
2021(6)	$24.28	$(0.01)	$0.24	$0.23	$—	$—	$—	$24.51	$24.52	0.95%	$4,289	1.24%		2.90%		(0.50)%		0%

*       Per share data calculated using average shares method.

†             For the six-month period ended May 31, 2021 (unaudited). All ratios for the period have been annualized.

(1)          Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)          Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)          Commenced operations on May 8, 2020.

(4)          Annualized.

(5)          The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.83%, 0.83% and 1.75%.

(6)          Commenced operations on May 10, 2021. All ratios for the period have been annualized.

(7)          The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.78%, 0.78% and 1.89%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the 6 Meridian Hedged Equity-Index Option Strategy ETF, 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”).

Each Fund seeks to provide capital appreciation. The 6 Meridian Low Beta Equity Strategy ETF and 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The 6 Meridian Hedged Equity-Index Option Strategy ETF, 6 Meridian Mega Cap Equity ETF and 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability Company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Funds, other than the 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Unit transactions for a Fund are typically conducted in exchange for the deposit or delivery of a portfolio of securities closely approximating the holdings of that Fund and a specified amount of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Funds meet criteria of an “investment company,” and therefore, the Funds prepare its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents.

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculates their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2021, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Options Written/Purchased — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written option contracts during the period ended May 31, 2021. These written option contracts were index options composed entirely of equity risk. The realized and unrealized gain (loss) on these written option contracts can be found on the Statements of Operations.

Written options are collateralized by cash deposits and pledged securities held at the custodian, Bank of New York Mellon. The collateral required is determined daily by reference to the market value of the written options. Refer to the Statements of Assets and Liabilities regarding deposits at broker for option contracts.

For the period ended May 31, 2021, the average quarterly notional amount of written option contracts held were as follows:

Hedged Equity-Index Option Strategy ETF
Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	(2,848,537)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are expensed monthly from inception for each Fund. As of May 31, 2021, the Funds have expensed $22,568 of offering costs. Refer to the Statements of Assets and Liabilities for current payable amounts for each Fund.

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,000 for the 6 Meridian Low Beta Equity Strategy ETF and $500 for the 6 Meridian Hedged Equity-Index Option Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Quality Growth ETF. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 for the 6 Meridian Hedged Equity-Index Option Strategy ETF, 6 Meridian Low Beta Equity Strategy ETF and $500 for the 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Quality Growth ETF. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by a Fund in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
6 Meridian Hedged Equity-Index Option Strategy ETF	25,000	$500	$744,314	$500
6 Meridian Low Beta Equity Strategy ETF	25,000	1,000	844,984	1,000
6 Meridian Mega Cap Equity ETF	25,000	500	844,516	500
6 Meridian Small Cap Equity ETF	25,000	500	1,207,109	500
6 Meridian Quality Growth ETF	25,000	500	612,713	500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, and trading portfolio securities on behalf of each Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.61% of average daily net assets of each Fund.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2022. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between the Funds’ total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $13,217 expiring in 2023 for the 6 Meridian Small Cap Equity ETF.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement

6 Meridian LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds, calculated daily and paid monthly at an annual rate of 0.49% of the Funds’ average daily net assets.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily assets each year for certain distribution-related activities. For the period ended May 31, 2021, no fees were paid by the Funds under the Plan and the Plan will only be implemented with approval of the Board.

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pay these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
6 Meridian Hedged Equity-Index Option Strategy ETF	$178,286,563	$191,286,829
6 Meridian Low Beta Equity Strategy ETF	17,504,357	17,512,828
6 Meridian Mega Cap Equity ETF	99,941,165	102,052,122
6 Meridian Small Cap Equity ETF	19,876,274	20,038,656
6 Meridian Quality Growth ETF*	—	—

There were no purchases or sales of long-term U.S. Government securities by any of the Funds.

*       Commenced operations on May 10, 2021.

For the period ended May 31, 2021, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
6 Meridian Hedged Equity-Index Option Strategy ETF	$177,911,416	$169,276,154	$26,763,358
6 Meridian Low Beta Equity Strategy ETF	32,244,207	17,691,077	7,321,621
6 Meridian Mega Cap Equity ETF	108,552,333	94,079,781	15,480,986
6 Meridian Small Cap Equity ETF	30,563,783	20,841,433	9,126,284
6 Meridian Quality Growth ETF*	4,215,688	—	—

*       Commenced operations on May 10, 2021.

For the period ended November 30, 2020, the 6 Meridian Hedged Equity-Index Option Strategy ETF, 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF and 6 Meridian Small Cap Equity ETF had $7,806,542, $1,180,835, $4,213,529 and $929,804 of net redemptions as a result of in-kind transactions, respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

During the period ended November 30, 2020, the 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF realized $1,180,835, $4,213,529, $929,804 and $7,806,542, respectively, of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than cash.

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended November 30, 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
6 Meridian Hedged Equity-Index Option Strategy ETF 2020	$1,754,443	$—	$1,754,443
6 Meridian Low Beta Equity Strategy ETF 2020	263,570	—	263,570
6 Meridian Mega Cap Equity ETF 2020	969,400	—	969,400
6 Meridian Small Cap Equity ETF 2020	87,651	—	87,651

As of November 30, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	6 Meridian Hedged Equity-Index Option Strategy ETF	6 Meridian Low Beta Equity Strategy ETF	6 Meridian Mega Cap Equity ETF	6 Meridian Small Cap Equity ETF
Undistributed Ordinary Income	$320,127	$100,687	$174,929	$27,642
Post-October Losses	(11,508,709)	(14,298)	(684,301)	—
Capital Loss Carryforwards	(5,704,902)	(300,676)	—	(379,479)
Unrealized Appreciation	20,428,695	9,573,728	11,907,081	6,348,072
Other Temporary Differences	(334,030)	(68,802)	(183,289)	(17,038)
Total Distributable Earnings	$3,201,181	$9,290,639	$11,214,420	$5,979,197

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2020, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Non Expiring Short-Term	Non Expiring Long-Term	Total Capital Loss Carryforwards
6 Meridian Hedged Equity-Index Option Strategy ETF	$2,129,410	$3,575,492	$5,704,902
6 Meridian Low Beta Equity Strategy ETF	300,676	—	300,676
6 Meridian Small Cap Equity ETF	379,479	—	379,479

For Federal income tax purposes, the cost of securities owned at November 30, 2020, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at May 31, 2021, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
6 Meridian Hedged Equity-Index Option Strategy ETF	$204,359,442	$31,508,117	$(326,328)	$31,181,789
6 Meridian Low Beta Equity Strategy ETF	105,669,499	22,138,213	(2,696,787)	19,441,426
6 Meridian Mega Cap Equity ETF	129,426,317	19,487,174	(221,365)	19,265,809
6 Meridian Small Cap Equity ETF	45,121,099	12,025,552	(1,605,779)	10,419,773
6 Meridian Quality Growth ETF	4,215,953	117,512	(44,740)	72,772

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of any of the Funds is subject to the risk that his or her investment could lose money. Unless otherwise noted, each Fund is subject to the risks noted below. Any of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s prospectus for a complete description of the principal risks of investing in a Fund.

Asset Class Risk (6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF, and 6 Meridian Hedged Equity-Index Option Strategy ETF). Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or facts relating to specific companies in which the Funds invests.

Dividends Risk. (6 Meridian Mega Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF). The Funds’ investment in dividend-paying securities could cause the Funds to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk. The prices of equity securities in which the Funds invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. Individual companies may report better than expected results or be positively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may increase in response. In addition, the equity market tends to move in cycles, which may cause stock prices to rise over short or extended periods of time.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. The Funds’ performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Funds is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

Low Beta Style Risk (6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF, and 6 Meridian Hedged Equity-Index Option Strategy ETF). Although subject to the risks of common stocks, low beta stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low beta stocks may not produce investment exposure that has lower variability to changes in such stock price levels. Low beta stocks are likely to underperform the broader market during periods of rapidly rising stock prices.

Management Risk. The Sub-Adviser continuously evaluates the Funds’ holdings, purchases and sales with a view to achieving the Funds’ investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions, or company performance, and these judgments may affect the return on your investment. The quantitative strategy used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the Funds are expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Funds will achieve an economically viable size, in which case it could ultimately liquidate. The Funds may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Funds will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Funds’ liquidation all or a portion of the Funds’ portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk (6 Meridian Mega Cap Equity ETF, 6 Meridian Hedged Equity-Index Option Strategy ETF and 6 Meridian Quality Growth ETF). The Funds are a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

Operational Risk. The Funds and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds.

Options Risk (6 Meridian Hedged Equity-Index Strategy ETF). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Quality Stocks Risk. Stocks that demonstrate attributes of quality as determined by the Sub-Adviser’s quantitative models may experience lower than expected returns or negative returns. Many factors can affect a stock’s quality and performance and the impact of these factors on a stock is impossible to predict.

Small and Mid-Capitalization Risk. (6 Meridian Low Beat Equity Strategy ETF, 6 Meridian Small Cap Equity ETF, 6 Meridian Hedged Equity-Index Option Strategy ETF) The small- and mid-capitalization companies in which the Funds invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of a Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of a Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of that Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for that Fund’s underlying portfolio holdings.

Value Style Risk. (6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF) Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.

7. OTHER

At May 31, 2021, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

	Total Shares Outstanding Held	Number of Authorized Participants
6 Meridian Hedged Equity-Index Option Strategy ETF	100%	2
6 Meridian Low Beta Equity Strategy ETF	100%	3
6 Meridian Mega Cap Equity ETF	100%	3
6 Meridian Small Cap Equity ETF	100%	2
6 Meridian Growth Equity ETF	100%	2

6 Meridian

Notes to Financial Statements

May 31, 2021 (Unaudited) (Concluded)

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably estimable at this time.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2020 to May 31, 2021) (unless otherwise noted below). The table below illustrates a Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

6 Meridian

Disclosure of Fund Expenses

(Unaudited) (Concluded)

	Beginning Account Value 12/1/2020	Ending Account Value 5/31/21	Annualized Expense Ratios	Expenses Paid During Period(1)
6 Meridian Hedged Equity-Index Option Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,127.40	0.82%	$ 4.35
Hypothetical 5% Return	$ 1,000.00	$ 1,020.84	0.82%	$ 4.13
6 Meridian Low Beta Equity Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,181.80	0.81%	$ 4.41
Hypothetical 5% Return	$ 1,000.00	$ 1,020.89	0.81%	$ 4.08
6 Meridian Mega Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,170.90	0.80%	$ 4.33
Hypothetical 5% Return	$ 1,000.00	$ 1,020.94	0.80%	$ 4.03
6 Meridian Small Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,385.10	0.87%	$ 5.17
Hypothetical 5% Return	$ 1,000.00	$ 1,020.59	0.87%	$ 4.38
6 Meridian Quality Growth ETF
Actual Fund Return	$ 1,000.00	$ 1,009.50	1.24%	$ 0.72(2)
Hypothetical 5% Return	$ 1,000.00	$ 1,018.75	1.24%	$ 6.24

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(2)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 21/365 (to reflect the period since inception date).

6 Meridian

Supplemental Information

(Unaudited)

NAV is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds’ NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of a Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.6meridianfunds.com.

6 Meridian

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2021 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

6 Meridian

Board Consideration of Approval of Advisory Agreement

(Unaudited)

At a meeting held on March 12, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements (the “Agreements”) with respect to the 6 Meridian Quality Growth ETF (the “Fund”):

•     an Advisory Agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Fund; and

•     a Sub-Advisory Agreement between the Adviser and 6 Meridian, LLC (“6 Meridian” or the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Although the 1940 Act requires that approval of the Agreements be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and government restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Adviser, and at the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss the information provided and requested additional information regarding the Agreement, and information was provided in response to this request. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s and Sub-Adviser’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser.

In considering whether to approve the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the Adviser’s and Sub-Adviser’s expected costs of and profits to be realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Advisor or either of their respective affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

6 Meridian

Board Consideration of Approval of Advisory Agreement

(Unaudited) (Continued)

Nature, Extent, and Quality of Services to be Provided

In considering the nature, extent, and quality of the services to be provided to the Fund, the Board considered ETC’s and 6 Meridian’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities would include overseeing the activities of 6 Meridian, while 6 Meridian would be responsible for developing, implementing, and maintaining the Fund’s investment program. The Board further noted that ETC’s responsibilities also would include, among other things, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board, and implementation of Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of ETC’s and 6 Meridian’s investment personnel, the quality of each of ETC’s and 6 Meridian’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC outside of the Trust. The Board also considered other services to be provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by ETC and 6 Meridian.

Performance

Because the Fund is new and has not commenced operations, the Board noted that there were no historical performance records to consider.

Cost of Advisory Services and Profitability

The Board reviewed the advisory and sub-advisory fees to be paid to ETC and 6 Meridian for their services to the Fund under the Agreements. The Board reviewed the report comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was within the range of advisory fees paid by the peer funds. The Board further noted that the Adviser expected to implement a contractual waiver of its advisory fee for the Fund. The Board discussed that, unlike other series of the Trust, the Fund’s fee structure was not a “unified” management fee. The Board considered the costs and expenses to be incurred by ETC and 6 Meridian in providing advisory services, evaluated the compensation and benefits to be received by ETC and 6 Meridian from their relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

6 Meridian

Board Consideration of Approval of Advisory Agreement

(Unaudited) (Concluded)

Economies of Scale

The Board considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as Fund assets grow.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix on information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Fund and its shareholders.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Sub-Adviser:

6 Meridian LLC

8301 E 21st St. North

Suite 150

Wicha, KS 67206

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

151 North Franklin Street

Suite 575

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

MER-SA-001-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 6, 2021

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: August 6, 2021